Revenue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Increase in contract with customer, asset			$ 818.8		$ 1,436.2
Contract assets, transfer to accounts receivable			665.2		$ 1,127.3
Performance obligation satisfied in previous period	$ 670.9	$ 620.9	$ 1,406.4	$ 1,207.8